Value of Business Acquired	12 Months Ended
Dec. 31, 2016
Value of Business Acquired
11.	Value of Business Acquired

The following reflects the changes to the VOBA asset:

($ in thousands)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Balance at beginning of period	$247,702	$231,521	$290,795
Business acquired	—	—	—
Amortized to expense during the year(1)	(30,053)	(40,880)	(38,987)
Adjustment for unrealized investment losses during the year	(30,948)	57,061	(20,287)

Balance at end of year	$186,701	$247,702	$231,521

(1)	Amount is included in Operating and acquisition expenses on the Consolidated Statements of Operations and Other Comprehensive Income (Loss)

The following table provides estimated percentage of the VOBA balance to be amortized for the years indicated:

VOBA Amortization
2017	14%
2018	11%
2019	9%
2020	8%
2021 and thereafter	58%